General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization	$ (1,662)	$ (1,341)	$ (3,272)	$ (2,942)
General and administrative expenses	(9,016)	(8,571)	(16,770)	(16,130)
General and administrative expenses
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	(4,417)	(3,634)	(8,196)	(7,475)
Professional fees	(3,113)	(3,333)	(5,794)	(5,175)
Insurance liability expense	(60)	(322)	(165)	(645)
Other operating expenses	(1,024)	(977)	(1,795)	(2,173)
Depreciation and amortization	(402)	(305)	(820)	(662)
General and administrative expenses	$ (9,016)	$ (8,571)	$ (16,770)	$ (16,130)